PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of fully depreciated assets and commitments for future purchases - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of fully depreciated assets and commitments for future purchases [Abstract]
Gross book value of fully depreciated property, plant and equipment still in use		$ 261,792	$ 192,606
Commitments for the acquisition of aircraft	[1],[2]	$ 7,390,000	$ 14,400,000

[1]	According to the manufacturer's price list.
[2]	The current commitments do not consider 10 Airbus aircraft of the A350 family, included in a sales contract with Delta Air Lines, Inc.